Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Lianluo Smart Limited ("Lianluo Smart" or the "Company") (previously known as "Dehaier Medical Systems Limited") was incorporated as an international business company under the International Business Companies Act, 1984, in the British Virgin Islands on July 22, 2003. On November 21, 2016, the Company changed its name from Dehaier Medical Systems Limited to Lianluo Smart Limited, and its NASDAQ stock ticker from DHRM to LLIT.

On April 22, 2010, the Company completed an initial public offering of 1,500,000 common shares. The offering was completed at an issuance price of $8.00 per share. Prior to the offering, the Company had 3,000,000 issued and outstanding shares, and after the offering, the Company had 4,500,000 issued and outstanding shares.

On April 28, 2016, the Company entered into a definitive securities purchase agreement (the "SPA") with Hangzhou Lianluo Interactive Information Technology Co., Ltd. ("Lianluo Interactive" or "Hangzhou Lianluo") to sell 11,111,111 of its common shares and warrants to purchase common shares to Lianluo Interactive for an aggregate purchase price of $20 million (Note 14).

Lianluo Smart distributed and provided after-sale services for medical equipment in China mainly through its wholly-owned subsidiary, Beijing Dehaier Medical Technology Co., Limited ("Beijing Dehaier") and Lianluo Connection Medical Wearable Device Technology (Beijing) Co., Ltd. ("Lianluo Connection"), which were both formed in Beijing, the PRC, for the business development in the health equipment market.

Currently, Lianluo Smart owns 100% of Lianluo Connection and Lianluo Connection owns 100% of Beijing Dehaier.

Lianluo Smart, through its subsidiaries, now distributes branded, proprietary medical equipment, such as sleep apnea machines, ventilator air compressors, and laryngoscope. Standard product registration, product certification and quality management system have been established; ISO13485 industry standard has also already been passed. It also has the distribution rights for a number of international medical equipment suppliers for products including ventilator, laryngoscope, sleep apnea machines and other medical equipment accessories.